INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 163	$ 134	$ 58
Deferred income tax expense (benefit)	118	356	162
Income tax expense	$ 281	$ 490	$ 220